Share-based payments transactions - Disclosure of Indirect Measurement of Fair Value of Restricted Shares Granted During Period (Details) - Global Blue Management Incentive Plan	Aug. 27, 2024 $ / shares
RSA 2024 OTHERS | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
% to be vested	25.00%
Share price at grant date (in USD per share)	$ 4.58
Expected volatility	0.40
Risk free interest rate	4.16%
Fair value per share (in USD per share)	$ 3.64
RSA 2024 OTHERS | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
% to be vested	25.00%
Share price at grant date (in USD per share)	$ 4.58
Expected volatility	0.49
Risk free interest rate	3.61%
Fair value per share (in USD per share)	$ 3.54
RSA 2024 OTHERS | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
% to be vested	25.00%
Share price at grant date (in USD per share)	$ 4.58
Expected volatility	0.60
Risk free interest rate	3.41%
Fair value per share (in USD per share)	$ 3.46
RSA 2024 OTHERS | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
% to be vested	25.00%
Share price at grant date (in USD per share)	$ 4.58
Expected volatility	0.69
Risk free interest rate	3.35%
Fair value per share (in USD per share)	$ 3.36
RSA 2024 CEO | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
% to be vested	50.00%
Share price at grant date (in USD per share)	$ 4.72
Expected volatility	0.40
Risk free interest rate	4.16%
Fair value per share (in USD per share)	$ 3.74
RSA 2024 CEO | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
% to be vested	50.00%
Share price at grant date (in USD per share)	$ 4.72
Expected volatility	0.49
Risk free interest rate	3.61%
Fair value per share (in USD per share)	$ 3.65
RSA 2024 EXCOM | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
% to be vested	50.00%
Share price at grant date (in USD per share)	$ 4.58
Expected volatility	0.40
Risk free interest rate	4.16%
Fair value per share (in USD per share)	$ 3.64
RSA 2024 EXCOM | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
% to be vested	50.00%
Share price at grant date (in USD per share)	$ 4.58
Expected volatility	0.49
Risk free interest rate	3.61%
Fair value per share (in USD per share)	$ 3.54